Segment and Related Information	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Segment Reporting Disclosure
Note 17—  Segment and Related Information
We report our contract drilling operations as a single reportable segment, Contract Drilling Services, which reflects how we manage our business. The mobile offshore drilling units comprising our offshore rig fleet operate in a global market for contract drilling services and are often redeployed to different regions due to changing demands of our customers, which consist primarily of large, integrated, independent and government-owned or controlled oil and gas companies throughout the world. As of December 31, 2021, our contract drilling services segment conducts contract drilling operations in Far East Asia, the Middle East, the North Sea, Oceania, South America and the US Gulf of Mexico. Included in our long-lived assets balance below is our property and equipment and right-of-use
assets. We used the geographic location of each drilling rig for our property and equipment or operating lease for our right-
of-use
assets, as of December 31, 2021 and 2020 for our long-lived asset geographic disclosure shown below. The December 31, 2020 asset amounts shown below have been revised from previously presented amounts, which displayed total assets, to conform to the new presentation.

The following table presents revenues and long lived assets by country based on the location of the service provided during the Successor period:

	Revenues	Long-Lived Assets as of
	Period From February 6, 2021 through December 31, 2021	December 31, 2021
Australia	$1,954	$20,704
Brazil	251	1,702
Canada	10	—
Canary Islands	—	88,092
Denmark	25,119	18,407
Guyana	244,638	678,852
Indonesia	23,964	—
Malaysia	—	7,341
Mauritania	29,616	—
Mexico	11,022	—
Norway	20,351	228,687
Qatar	23,247	20,487
Saudi Arabia	75,676	371
Suriname	62,090	—
Timor-Leste	32,257	—
Trinidad and Tobago	35,710	19,387
United Arab Emirates	—	607
United Kingdom	28,126	53,198
United States	156,294	360,478
Other	—	55

Total	$770,325	$1,498,368

The following table presents revenues and identifiable assets by country based on the location of the service provided during the Predecessor period:

	Revenues			Long-Lived Assets as of
	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	December 31, 2020
Australia	$54	$50,434	$33,623	$20,886
Brazil	—	—	—	4,794
Bulgaria	—	—	61,525	—
Canada	—	28,915	46,147	—
Denmark	—	7,662	31,076	—
Egypt	—	—	49,209	—
Gabon	—	147	—	—
Guyana	23,012	222,088	132,414	1,753,914
Malaysia	—	—	251,497	6,310
Myanmar	—	21,084	56,207	—

	Revenues			Long-Lived Assets as of
	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	December 31, 2020
Qatar	$2,263	$31,024	$36,948	$18,582
Saudi Arabia	10,745	133,246	154,807	301,121
Suriname	6,029	61,474	17,374	565,327
Trinidad and Tobago	4,995	9,468	—	18,355
United Arab Emirates	—	—	—	18,134
United Kingdom	7,142	180,610	243,063	674,704
United States	23,241	209,401	191,548	223,653
Vietnam	—	8,719	—	—
Other	—	—	—	130

Total	$77,481	$964,272	$1,305,438	$3,605,910

Significant Customers
The following table sets forth revenues from our customers as a percentage of our consolidated operating revenues:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019 (1)
Royal Dutch Shell plc (“Shell”)	13.3%	30%	21.7%	36.5%
Exxon Mobil Corporation (“ExxonMobil”)	39.1%	29.8%	26.6%	13.7%
Equinor ASA (“Equinor”)	3.1%	5.2%	14.3%	13.1%
Saudi Arabian Oil Company (“Saudi Aramco”)	9.8%	13.9%	13.8%	11.9%

(1)
Excluding the
Noble Bully II
contract buyout, revenues from Shell, ExxonMobil, Equinor and Saudi Aramco accounted for approximately 27.1 percent, 15.7 percent, 15.1 percent and 13.6 percent, respectively, of our consolidated operating revenues for the year ended December 31, 2019.

No other customer accounted for more than 10 percent of our consolidated operating revenues in 2021, 2020 or 2019.